CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Accumulated other comprehensive income CNY (¥)		Accumulated other comprehensive income USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Balance at beginning of year at Dec. 31, 2014	¥ 834,947		¥ 310		¥ 1,424,075		¥ (41,940)		¥ 1,326		¥ (550,610)		¥ 1,786
Balance at beginning of year (in shares) at Dec. 31, 2014 | shares			430,738,131	430,738,131
Net loss	(88,735)										(88,691)					(44)
Other Comprehensive Income (Loss)
- Foreign currency translation adjustment	264												264
- Unrealized holding gain on available-for-sale investment	1,853												1,853
Amounts reclassified from accumulated other comprehensive income	0
Capital contributed by noncontrolling interest	1,292				787											505
Options and restricted shares award to employees (Note 17 (a) (b))	48,606				48,606
Repurchase of shares	(93,891)				0		(93,891)
Repurchase of shares (in shares) | shares			(30,832,160)	(30,832,160)
Exercise of employee stock options	¥ 17,351						20,166				(2,815)
Exercise of employee stock options (in shares) | shares	8,776,032	8,776,032	8,776,032	8,776,032
Restricted shares vested							21,390				(21,390)
Restricted shares vested (in shares) | shares	9,291,500	9,291,500	9,291,500	9,291,500
Shares issued to depository bank (Note 23)
Shares issued to depository bank (in shares) (Note 23) | shares			163,904	163,904
Settlement of share options exercised and restricted shares vested with shares held by depository bank | shares			(18,067,532)	(18,067,532)
Balance at end of year at Dec. 31, 2015	721,687		¥ 310		1,473,468		(94,275)		1,326		(663,506)		3,903			461
Balance at end of year (in shares) at Dec. 31, 2015 | shares			400,069,875	400,069,875
Net loss	(914,253)										(913,477)					(776)
Other Comprehensive Income (Loss)
- Foreign currency translation adjustment	(293)												(293)
- Unrealized holding gain on available-for-sale investment	659												659
Amounts reclassified from accumulated other comprehensive income	(3,552)		0		0		0		0		0		(3,552)	[1]		0
Options and restricted shares award to employees (Note 17 (a) (b))	85,025				85,025
Repurchase of shares	(39,402)						(39,402)
Repurchase of shares (in shares) | shares			(13,730,656)	(13,730,656)
Exercise of employee stock options	¥ 7,609		¥ 1		3,938		4,122				(452)
Exercise of employee stock options (in shares) | shares	1,325,241	1,325,241	1,325,241	1,325,241
Restricted shares vested	¥ 0		¥ 23		(23)		105,024				(105,024)
Restricted shares vested (in shares) | shares	33,762,181	33,762,181	33,762,181	33,762,181
Shares issued to depository bank (Note 23)
Shares issued to depository bank (in shares) (Note 23) | shares			23,000,000	23,000,000
Settlement of share options exercised and restricted shares vested with shares held by depository bank | shares			(35,087,422)	(35,087,422)
Balance at end of year at Dec. 31, 2016	¥ (142,520)		¥ 334		1,562,408		(24,531)		1,326		(1,682,459)		717			(315)
Balance at end of year (in shares) at Dec. 31, 2016 | shares	409,339,219	409,339,219	409,339,219	409,339,219
Net loss	¥ (371,166)	$ (57,048)									(369,161)					(2,005)
Other Comprehensive Income (Loss)
- Foreign currency translation adjustment	714	110											6,942
- Unrealized holding gain on available-for-sale investment	(4,195)	(645)	0		0		0		0		0		(4,195)			0
Amounts reclassified from accumulated other comprehensive income	3,290	$ 506											3,290
Options and restricted shares award to employees (Note 17 (a) (b))	10,937				10,937
Restricted shares vested			¥ 4		(4)		24,531				(24,531)
Restricted shares vested (in shares) | shares	3,627,709	3,627,709	20,555,835	20,555,835
Settlement of restricted shares vested with shares held by depository bank | shares			(3,627,709)	(3,627,709)
Balance at end of year at Dec. 31, 2017	¥ (500,907)	$ (76,989)	¥ 338	$ 52	¥ 1,573,341	$ 241,818			¥ 1,326	$ 204	¥ (2,076,151)	$ (319,099)	¥ 2,560		$ 393	¥ (2,320)	$ (357)
Balance at end of year (in shares) at Dec. 31, 2017 | shares	425,589,745	425,589,745	426,267,345	426,267,345

[1]	The amount reclassified out of accumulated other comprehensive income in 2016 represented realized gain on the available-for-sale investment on the date of redemption, which was then recorded in other income in the consolidated statements of comprehensive income. The amount reclassified was determined on the basis of specific identification.